ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 5 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

During the years ended September 30, 2018 and 2017, the Company realized a gain of $1,228,805 and $70,757, respectively, related to the settlement of accounts payable balances, long term liabilities, and a severance payable to a former director.